LEASES - Supplemental cash flow information related to operating leases (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)
LEASES
Right of use assets obtained in exchange of lease obligations	¥ 244,786	$ 37,913	¥ 0	¥ 2,842,464